HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares				Fair Value
	OPEN END FUNDS — 2.9%
	FIXED INCOME - 2.9%
2,938,055	Holbrook Structured Income Fund, Class I (Cost $29,291,652) (i)			$ 28,998,603

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 3.5%

	ASSET MANAGEMENT — 0.2%
77,317	Gladstone Investment Corporation	5.0000	05/01/26	1,803,032

	INDUSTRIAL INTERMEDIATE PROD — 1.3%
551,628	Steel Partners Holdings, L.P.	6.0000	02/27/26	12,759,156

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
124,000	Vinebrook Homes Trust, Inc. 144A(a)	6.5000	10/07/27	2,976,000

	REAL ESTATE SERVICES — 1.6%
200,000	Greystone SDOF Preferred Equity, LLC 144A(a)	6.7500	12/23/25	5,000,000
3,000	UIRC-GSA International, LLC 144A(a)	6.5000	Perpetual	3,120,000
8,180	UIRC-GSA International, LLC 144A(a)	6.0000	Perpetual	8,507,200
				16,627,200
	SPECIALTY FINANCE — 0.1%
12,000	Priority Income Fund, Inc.	6.2500	06/30/26	283,800
35,000	Priority Income Fund, Inc.	6.0000	12/31/26	796,250
				1,080,050
	TOTAL PREFERRED STOCKS (Cost $35,309,889)			35,245,438

Principal Amount ($)
	ASSET BACKED SECURITIES — 35.2%
	AUTO LOAN — 0.2%
672,345	Luxury Lease Partners Auto Lease Trust Series 2019-ARC1 B(a)	8.0000	12/15/26	671,434

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 35.2% (Continued)
	AUTO LOAN — 0.2% (Continued)
1,250,000	Luxury Lease Partners Auto Lease Trust Series 2021-ARC2 B(a)		7.0000	07/15/27	$ 1,193,640
					1,865,074
	CLO — 19.4%
5,000,000	Apres Static CLO Ltd.(a),(b)	US0003M + 2.400%	7.1920	10/15/28	5,013,510
4,175,000	Apres Static CLO Ltd. Series 2019-1A DR(a),(b)	US0003M + 7.760%	12.5520	10/15/28	4,187,258
3,522,364	Avery Point IV CLO Ltd. Series 2014-1A D(a),(b)	US0003M + 3.500%	8.3180	04/25/26	3,529,278
3,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A C1(a),(b)	US0003M + 2.900%	7.6920	11/15/30	2,896,695
1,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A D(a),(b)	US0003M + 4.000%	8.7920	11/15/30	946,639
2,076,458	Catamaran CLO Ltd. Series 2014-2A C(a),(b)	US0003M + 3.500%	8.2950	10/18/26	2,077,402
5,000,000	Catamaran CLO Ltd. Series 2014-1A BR(a),(b)	US0003M + 2.160%	6.9750	04/22/30	4,771,565
12,400,000	Cutwater Ltd. Series 2014-1A CR(a),(b)	US0003M + 3.600%	8.3920	07/15/26	12,399,219
6,000,000	Greywolf CLO II Ltd. Series 2013-1A DRR(a),(b)	US0003M + 7.050%	11.8420	04/15/34	5,484,960
101,428	Halcyon Loan Advisors Funding Ltd. Series 2014-1A D(a),(b)	US0003M + 3.500%	8.2950	04/18/26	101,428
1,220,000	Highbridge Loan Management 7-2015 Ltd. Series 2015 ER(a),(b)	US0003M + 5.000%	9.6060	03/15/27	1,182,137
4,000,000	JFIN CLO Ltd. Series 2012-1A BR(a),(b)	US0003M + 2.350%	7.1580	07/20/28	4,012,000
1,000,000	LCM XX, L.P. Series 20A CR(a),(b)	US0003M + 1.950%	6.7580	10/20/27	992,330
3,895,000	LCM XX, L.P. Series 20A Class DR(a),(b)	US0003M + 2.800%	7.6080	10/20/27	3,833,011
3,869,000	Longfellow Place CLO Ltd.(a),(b)	US0003M + 4.500%	9.2920	04/15/29	3,870,617
5,580,643	Marathon CLO VII Ltd. Series 2014-7A C(a),(b)	US0003M + 3.800%	8.6020	10/28/25	5,575,391
7,100,000	Mount Logan Funding LP Series 2018-1A DR(a),(b)	US0003M + 4.500%	8.8250	01/22/33	6,631,592
11,010,939	Mountain View CLO Ltd. Series 2014-1A DRR(a),(b)	US0003M + 3.650%	8.4420	10/15/26	11,010,234
1,500,000	Mountain View CLO X Ltd. Series 2015-10A DR(a),(b)	US0003M + 2.600%	7.4150	10/13/27	1,501,239
3,700,000	Newfleet CLO 2016-1 Ltd.(a),(b)	US0003M + 2.950%	7.7580	04/20/28	3,686,317
5,070,000	Parallel Ltd.(a),(b)	US0003M + 2.550%	7.3580	07/20/27	5,074,183
1,825,000	PennantPark CLO II Ltd. Series 2020-2A D(a),(b)	US0003M + 6.500%	11.2920	01/15/32	1,696,283
2,250,000	PennantPark CLO Ltd. Series 2021-3A D(a),(b)	US0003M + 4.100%	8.9150	10/22/32	2,053,289
5,000,000	Saranac CLO III Ltd. Series 2014-3A CR(a),(b)	US0003M + 2.350%	7.1030	06/22/30	4,898,575
5,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(a),(b)	US0003M + 2.250%	6.9250	11/20/29	4,881,535
3,000,000	Saratoga Investment Corp CLO Ltd. Series 2013-1A DR3(a),(b)	US0003M + 4.000%	8.8080	04/20/33	2,729,481
4,000,000	Saratoga Investment Corporation CLO Ltd. Series 2013-1A ER3(a),(b)	US0003M + 7.500%	12.3080	04/20/33	3,468,108
1,974,647	Silvermore CLO Ltd. Series 2014-1A C(a),(b)	US0003M + 3.450%	8.0560	05/15/26	1,972,074
8,400,000	Symphony CLO XIV Ltd. Series 2014-14A CR(a),(b)	US0003M + 2.100%	6.8920	07/14/26	8,417,942
500,000	Symphony CLO XIV Ltd. Series 2014-14A E(a),(b)	US0003M + 4.600%	9.3920	07/14/26	492,293
4,000,000	Symphony CLO XVII Ltd.(a),(b)	US0003M + 2.650%	7.4420	04/15/28	3,965,952

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 35.2% (Continued)
	CLO — 19.4% (Continued)
800,000	Symphony CLO XVII Ltd.(a),(b)	US0003M + 5.550%	10.3420	04/15/28	$ 783,214
992,000	Telos CLO 2014-5 Ltd.(a),(b)	US0003M + 3.300%	8.0920	04/17/28	961,526
7,642,628	Telos Clo Ltd. Series 2013-3A CR(a),(b)	US0003M + 2.600%	7.3920	07/17/26	7,656,873
13,435,000	Telos Clo Ltd. Series 2013-3A DR(a),(b)	US0003M + 3.750%	8.5420	07/17/26	13,445,494
10,410,000	Telos CLO Ltd. Series 2014-6A DR(a),(b)	US0003M + 3.700%	8.4920	01/17/27	10,414,622
2,360,000	Telos CLO Ltd. Series 2014-5A CR(a),(b)	US0003M + 2.150%	6.9420	04/17/28	2,339,480
2,000,000	Tiaa Clo III Ltd. Series 2017-2A B(a),(b)	US0003M + 1.500%	6.2920	01/16/31	1,975,886
845,000	TICP CLO II-2 LTD(a),(b)	US0003M + 2.950%	7.7580	04/20/28	841,303
500,000	TICP CLO III-2 Ltd.(a),(b)	US0003M + 5.900%	10.7080	04/20/28	496,332
5,800,000	Venture XXIII CLO Ltd. Series 2016-23A ER2(a),(b)	US0003M + 7.550%	12.3480	07/19/34	4,856,479
5,545,029	WhiteHorse IX Ltd. Series 2014-9A D(a),(b)	US0003M + 3.600%	8.3920	07/17/26	5,543,354
5,447,780	WhiteHorse X Ltd. Series 2015-10A DR(a),(b)	US0003M + 3.000%	7.7920	04/17/27	5,427,433
1,500,000	Zais CLO 3 Ltd. Series 2015-3A BR(a),(b)	US0003M + 2.650%	7.4420	07/15/31	1,431,977
6,500,000	Zais CLO 5 Ltd. Series 2016-2A B(a),(b)	US0003M + 3.300%	8.0920	10/15/28	6,512,357
7,500,000	Zais Clo 9 Ltd. Series 2018-2A C(a),(b)	US0003M + 2.350%	7.1580	07/20/31	7,058,595
					193,097,462
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
4,068,974	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	3,021,787
1,675,000	CFMT, LLC Series 2022-EBO2 M3(a),(c)		5.3280	07/25/54	1,615,953
1,000,000	CHNGE Mortgage Trust Series 2022-1 B2(a),(c)		4.5350	01/25/67	807,595
3,308,995	Farmer Mac Agricultural Real Estate Trust Series 2021-1 B(a),(c)		3.2370	01/25/51	2,280,354
2,972,084	Imperial Fund Mortgage Trust 2022-NQM7(a),(d)		7.3690	11/25/67	3,057,522
5,000,000	Imperial Fund Mortgage Trust 2023-NQM1(a),(d)		6.7030	02/25/68	4,999,945
2,000,000	Lakeview Trust Series 2022-3 M3(a)		5.4370	05/29/52	1,894,580
1,000,000	PRPM, LLC Series 2020-6 A2(a),(d)		4.7030	11/25/25	870,824
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(a),(c)		3.7500	06/25/62	3,258,398
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(a),(c)		4.0000	08/25/62	9,035,605
500,000	Verus Securitization Trust 2023-1(a),(d)		5.8500	12/25/67	500,759
					31,343,322
	NON AGENCY CMBS — 10.6%
2,200,000	BB-UBS Trust Series 2012-TFT B(a),(c)		3.5590	06/05/30	1,992,696
4,000,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	US0001M + 15.210%	19.5800	11/06/23	3,960,565
253,500	Capital Funding Mortgage Trust Series 2022-P01 B(a),(b)	TSFR1M + 13.700%	18.0340	06/20/24	248,017

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 35.2% (Continued)
	NON AGENCY CMBS — 10.6% (Continued)
800,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	13.8340	03/01/25	$ 788,678
800,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(a),(b)	TSFR1M + 9.380%	13.7140	04/01/25	788,842
800,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF05 B(a),(b)	TSFR1M + 10.420%	14.7540	05/15/25	796,287
3,297,771	Colony Multifamily Mortgage Trust 2014-1(a),(c)		5.0430	04/20/50	3,253,364
800,000	COMM Mortgage Trust(a),(c)		4.2930	07/10/45	780,281
3,695,000	COMM Mortgage Trust Series 2012-CR5 F(a),(c)		4.4210	12/10/45	2,743,537
73,460,496	COMM Mortgage Trust(c),(e)		0.8340	09/10/47	779,071
19,972,745	COMM Mortgage Trust(c),(e)		0.8000	08/10/48	332,772
2,415,000	CSMC OA, LLC Series 2014-USA B(a)		4.1850	09/15/37	2,088,677
7,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(a),(b)	US0001M + 2.750%	7.2090	09/15/31	6,664,454
4,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(b)	US0001M + 3.500%	7.9590	09/15/31	3,728,042
2,426,839	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(b)	US0001M + 1.800%	6.2590	09/15/31	2,074,861
918,018	GS Mortgage Securities Corporation II Series 2018-SRP5 B(a),(b)	US0001M + 3.000%	7.4590	09/15/31	677,211
9,463,000	GS Mortgage Securities Trust Series 2010-C1 C(a),(c)		5.6350	08/10/43	9,298,506
1,182,199	GS Mortgage Securities Trust Series 2011-GC5 AS(a),(c)		5.1540	08/10/44	1,163,958
6,385,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(a)		4.1540	08/05/34	5,650,962
3,072,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(c)		4.1120	07/15/45	2,896,091
4,503,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 C(c)		4.7350	02/15/47	4,150,287
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(c)		4.3470	11/15/47	931,841
3,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		4.1020	05/15/46	3,113,795
580,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 D(a),(c)		4.8910	04/15/47	544,841
3,300,000	Morgan Stanley Capital I Trust Series 2013-ALTM D(a),(c)		3.7050	02/05/35	2,541,215
10,681,000	Morgan Stanley Capital I Trust Series 2019-BPR B(a),(b)	US0001M + 2.350%	6.8090	05/15/36	10,100,940
7,576,000	Morgan Stanley Capital I Trust Series 2019-BPR C(a),(b)	US0001M + 3.300%	7.7590	05/15/36	7,088,067
2,300,000	Morgan Stanley Capital I Trust Series 2016-PSQ D(a),(c)		3.8260	01/10/38	1,875,571
977,239	Morgan Stanley Capital I Trust Series 2012-C4 D(a),(c)		5.1640	03/15/45	923,704
4,405,000	MSCG Trust Series 2015-ALDR B(a),(c)		3.4620	06/07/35	3,921,941
2,153,093	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.9150	11/15/45	2,042,972
6,231,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.9150	11/15/45	5,851,577
3,110,000	WFRBS Commercial Mortgage Trust Series 2013-C14 C(c)		3.9560	06/15/46	2,165,337
2,000,000	WFRBS Commercial Mortgage Trust Series 2013-C16 D(a),(c)		4.9870	09/15/46	1,832,200
2,167,000	WFRBS Commercial Mortgage Trust Series 2014-C21 C(c)		4.2340	08/15/47	1,960,638
1,252,000	WFRBS Commercial Mortgage Trust 2012-C7 Series 2012-C7 D(a),(c)		4.8060	06/15/45	676,080

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 35.2% (Continued)
	NON AGENCY CMBS — 10.6% (Continued)
5,000,000	XCALI Mortgage Trust Series 2020-5 A(a),(b)	US0001M + 3.250%	7.6930	10/15/23	$ 4,978,271
500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	US0001M + 6.000%	10.3690	01/06/26	474,668
					105,880,817
	OTHER ABS — 1.1%
4,049,923	Coinstar Funding, LLC Series Series 2017-1A A2(a)		5.2160	04/25/47	3,127,384
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(a)		6.1900	04/25/27	1,820,539
2,223,900	HRR Funding, LLC(a)		9.0000	12/20/36	1,980,383
2,521,238	New Residential Mortgage, LLC Series 2020-FNT1 A(a)		5.4370	06/25/25	2,393,306
1,282,511	New Residential Mortgage, LLC Series 2020-FNT2 A(a)		5.4370	07/25/25	1,219,826
					10,541,438
	RESIDENTIAL MORTGAGE — 0.8%
3,000,000	VCAT, LLC Series 2021-NPL5 A2(a),(d)		3.8440	09/25/51	2,553,632
3,877,547	VOLT C, LLC Series 2021-NPL9 A1(a),(d)		1.9920	05/25/51	3,553,053
2,500,000	VOLT XCIV, LLC Series 2021-NPL3 A2(a),(d)		4.9490	02/27/51	2,328,993
					8,435,678
	TOTAL ASSET BACKED SECURITIES (Cost $361,635,268)				351,163,791

	CORPORATE BONDS — 55.3%
	ASSET MANAGEMENT — 26.4%
15,435,000	Apollo Investment Corporation		5.2500	03/03/25	14,988,002
937,464	B Riley Financial, Inc.		5.5000	03/31/26	21,327,305
83,645	B Riley Financial, Inc.		6.5000	09/30/26	1,949,765
11,385,000	Capital Southwest Corporation		4.5000	01/31/26	10,604,331
6,760,000	Capital Southwest Corporation		3.3750	10/01/26	5,999,568
19,920,000	Fidus Investment Corporation		4.7500	01/31/26	18,519,126
31,881	First Eagle Alternative Capital BDC, Inc.		5.0000	05/25/26	748,247
20,380,000	Gladstone Capital Corporation		5.1250	01/31/26	19,259,100
299,501	Great Elm Capital Corporation		6.7500	01/31/25	7,316,809
564,452	Great Elm Capital Corporation		5.8750	06/30/26	13,247,688
51,970	Hennessy Advisors, Inc.		4.8750	12/31/26	1,235,847
319,888	Horizon Technology Finance Corporation		4.8750	03/30/26	7,613,334
10,573,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	9,692,692
9,117,000	Main Street Capital Corporation		3.0000	07/14/26	8,026,852

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.3% (Continued)
	ASSET MANAGEMENT — 26.4% (Continued)
2,000,000	Medallion Financial Corporation(a)		7.5000	12/30/27	$ 1,949,380
15,882,000	Monroe Capital Corporation		4.7500	02/15/26	14,746,358
10,000,000	NewtekOne, Inc.		8.1250	02/01/25	10,079,073
8,695	OFS Credit Company, Inc.		6.1250	04/30/26	201,289
27,594	Oxford Square Capital Corporation		6.2500	04/30/26	659,497
20,655,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	18,650,011
12,027,000	PennantPark Investment Corporation		4.5000	05/01/26	10,861,855
12,541,000	PennantPark Investment Corporation		4.0000	11/01/26	10,740,200
21,764,000	Saratoga Investment Corporation		4.3750	02/28/26	20,089,121
10,225,000	Saratoga Investment Corporation		4.3500	02/28/27	9,320,190
253,395	Saratoga Investment Corporation		6.0000	04/30/27	6,018,131
779,908	Trinity Capital, Inc.		7.0000	01/16/25	19,497,700
					263,341,471
	BANKING — 0.1%
1,235,000	Credit Suisse A.G.(b)	7*(USISDA30-USISDA02)	10.0000	08/28/30	790,463

	COMMERCIAL SUPPORT SERVICES — 2.5%
1,661,446	Charah Solutions, Inc.		8.5000	08/31/26	25,270,594

	ELECTRICAL EQUIPMENT — 0.8%
244,309	Babcock & Wilcox Enterprises, Inc.		8.1250	02/28/26	6,049,090
66,144	Babcock & Wilcox Enterprises, Inc.		6.5000	12/31/26	1,493,532
					7,542,622
	ENTERTAINMENT CONTENT — 1.8%
726,902	Chicken Soup for The Soul Entertainment, Inc.		9.5000	07/31/25	18,463,311

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
166,253	Arlington Asset Investment Corporation		6.0000	08/01/26	3,882,008
743,489	B Riley Financial, Inc.		5.0000	12/31/26	16,170,886
4,334,000	Jefferies Group, LLC / Jefferies Group Capital(b)	10*(USISDA10-USISDA02)	0.0000	06/30/37	2,550,381
3,312,000	Jefferies Group, LLC / Jefferies Group Capital(b)	10*(USISDA10-USISDA02)	0.0000	10/31/37	2,048,306
1,938,000	Morgan Stanley(b)	5*(USISDA30-USISDA02)	0.0001	07/20/25	1,733,225

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.8% (Continued)
2,269,000	Morgan Stanley Series MTn VARIABLE(b)	5*(USISDA30-USISDA02)	0.0001	08/30/28	$ 1,853,739
					28,238,545
	INSURANCE — 1.6%
10,943,000	AmTrust Financial Services, Inc.		6.1250	08/15/23	10,722,004
1,650,319	Atlas Financial Holdings, Inc.		7.2500	04/27/27	1,401,855
4,062,079	ATLAS FINANCIAL HOLDINGS, INC.		12.0000	06/30/24	3,432,456
					15,556,315
	MACHINERY — 0.0%(f)
2,500,000	Briggs & Stratton Corporation(g)		6.8750	12/15/20	26,563

	METALS & MINING — 2.6%
21,054,000	Alliance Resource Operating Partners, L.P. /(a)		7.5000	05/01/25	20,868,303
185,110	Ramaco Resources, Inc.		9.0000	07/30/26	4,785,094
					25,653,397
	OIL & GAS PRODUCERS — 4.0%
17,109,000	Talos Production, Inc.		12.0000	01/15/26	18,157,440
21,750,000	W&T Offshore, Inc.(a)		11.7500	02/01/26	22,049,748
					40,207,188
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
44,006	Gladstone Land Corporation		5.0000	01/31/26	1,064,065
210,500	HC Government Realty Trust, Inc.(a)		7.0000	08/14/27	5,254,606
					6,318,671
	REAL ESTATE SERVICES — 0.9%
8,500,000	Carrington HLDG Company LLC(a)		8.0000	01/01/26	8,320,215

	SOFTWARE — 1.0%
4,000,000	Blast Motion, Inc.(a)		5.5000	02/15/25	4,000,000
315,552	Synchronoss Technologies, Inc.		8.3750	06/30/26	5,692,558
					9,692,558
	SPECIALTY FINANCE — 9.8%
9,000,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	8,888,873
1,500,000	Broadmark Realty Capital, Inc.(a)		5.0000	11/15/26	1,368,434
1,000,000	Dakota Financial, LLC(a)		5.0000	09/30/26	898,837

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.3% (Continued)
	SPECIALTY FINANCE — 9.8% (Continued)
2,000,000	First Help Financial, LLC(a)		6.0000	11/15/26	$ 1,861,737
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(a)		5.1250	08/13/26	3,631,445
3,250,000	Medallion Financial Corporation B(a)		7.2500	02/26/26	3,193,125
4,000,000	National Funding, Inc.(a)		5.7500	08/31/26	3,673,949
14,495,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	12,981,195
5,000,000	OWS Cre Funding I, LLC(a),(b)	US0001M + 4.900%	9.2690	09/15/23	4,819,432
5,000,000	PDOF MSN Issuer, LLC(a)	SOFRRATE + 4.500%	8.8000	03/01/25	4,970,146
110,247	Ready Capital Corporation		6.2000	07/30/26	2,544,501
1,297,791	Ready Capital Corporation		5.7500	02/15/26	29,849,193
2,000,000	Regent Capital Corporation(a)		6.0000	12/28/26	1,846,267
20,000	Sachem Capital Corporation		6.0000	03/30/27	440,000
189,688	Sachem Capital Corporation		6.0000	12/30/26	4,106,745
20,000	Sachem Capital Corporation		8.0000	09/30/27	444,600
60,680	Sachem Capital Corporation		7.1250	06/30/24	1,486,660
77,468	Sachem Capital Corporation		6.8750	12/30/24	1,856,133
81,828	Sachem Capital Corporation		7.7500	09/30/25	1,987,193
3,000,000	Synergy One Lending, Inc.(a)		5.5000	10/14/26	2,738,064
3,000,000	X-Caliber Funding, LLC(a)		5.0000	09/24/24	2,737,198
2,000,000	X-Caliber Funding, LLC(a)		5.0000	03/01/25	1,900,132
					98,223,859
	WHOLESALE - CONSUMER STAPLES — 0.4%
3,900,000	Cooks Venture, Inc.(a)		5.5000	01/15/25	3,900,000

	TOTAL CORPORATE BONDS (Cost $585,433,814)				551,545,772

	U.S. GOVERNMENT & AGENCIES — 1.4%
	U.S. TREASURY INFLATION PROTECTED — 1.4%
7,655,520	United States Treasury Inflation Indexed Bonds		0.6250	01/15/24	7,505,806
6,915,420	United States Treasury Inflation Indexed Bonds		0.1250	04/15/25	6,628,089
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,126,929)				14,133,895

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS - 2.7%
26,767,991	First American Government Obligations Fund, Class X, 4.13% (Cost $26,767,991)(h)	$ 26,767,991

	TOTAL INVESTMENTS - 101.0% (Cost $1,052,565,543)	$ 1,007,855,490
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(9,554,240)
	NET ASSETS - 100.0%	$ 998,301,250

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 457,531,972 or 45.8% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2023.
(e)	Interest only securities.
(f)	Percentage rounds to less than 0.1%.
(g)	Represents issuer in default on interest payments; non-income producing security.
(h)	Rate disclosed is the seven day effective yield as of January 31, 2023.
(i)	Affiliated issuer.